CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Direct financing lease income
Direct financing lease interest income	$ 4,934,157	$ 7,595,992
Interest expense for direct financing lease	(11,967)	(411,066)
Business collaboration fee and commission expenses for leasing projects	(37,572)	(68,342)
Provision for lease payment receivable	(19,379,086)	(81,585,960)
Net direct financing lease interest income after provision for receivables	(14,494,468)	(74,469,376)
Net revenue	(14,494,468)	(74,469,376)
Non-interest loss
Interest on investment securities-held to maturity	0	105,878
Investment loss	(164,098,554)	0
Total non-interest loss	(164,098,554)	105,878
Non-interest expense
Business taxes and surcharges	(7,652)	(15,827)
Salaries and employee charges	(923,325)	(542,628)
Rental expenses (Note 6)	(95,545)	(102,859)
Other operating expenses	(481,311)	(2,062,802)
Total non-interest expense	(1,507,833)	(2,724,116)
Loss before taxes	(180,100,855)	(77,087,614)
Income taxes credit (Note 16)	3,999,361	18,900,720
NET LOSS	(176,101,494)	(58,186,894)
Income from discontinued operation	0	8,377,166
Net loss attributable to Wins Finance Holdings Inc..	(176,101,494)	(49,809,728)
Other comprehensive income(loss)
Foreign currency translation adjustment	(2,305,407)	(9,623,857)
COMPREHENSIVE LOSS	$ (178,406,901)	$ (59,433,585)
Weighted-average ordinary shares outstanding (Note 15)
Basic	19,837,642	19,837,642
Diluted	19,837,642	19,837,642
Loss per share attributable to ordinary shareholders
Basic	$ (8.88)	$ (2.51)
Diluted	(8.88)	(2.51)
From continuing operation - Basic	(8.88)	(2.93)
From continuing operation - Diluted	(8.88)	(2.93)
From discontinued operation - Basic	0	0.42
Earnings (loss) per share - From discontinued operations - Diluted	$ 0.00	$ 0.42